Financial instruments - Disclosure of Financial Liabilities at Amortized Cost (Details) - Financial liabilities at amortized cost - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	SFr 8,570	SFr 14,848
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	997	4,862
Accrued project costs and royalties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,167	3,410
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,850	6,039
Other non-employee related accrued expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	SFr 556	SFr 537